Inventories (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Schedule of Inventory [Line Items]
Finished goods	¥ 531,071	¥ 559,569
Work in process	49,606	35,558
Raw materials	319,136	340,502
Inventories (notes 5 and 9)	¥ 899,813	¥ 935,629